CONVERTIBLE DEBT (Tables)	12 Months Ended
Dec. 31, 2016
Interest Expense Included in The Consolidated Statements of Operations
	For the years ended December 31,
	2015	2016
	US$	US$
Interest expense at an annual rate of 4.00%	6,900	5,175
Amortization of debt issuance costs	2,339	1,839
Total interest expense	9,239	7,014

Convertible Notes issued in October 2016 [Member]
Interest Expense Included in The Consolidated Statements of Operations
	For the years ended December 31,
	2015	2016
	US$	US$
Interest expense at an annual rate of 8.00%	—	4,400
Additional interest expense at an annual rate of 2.00%	—	1,100
Amortization of adjustment to the carrying amount	—	1,667
Total interest expense	—	7,167